Acquisitions - Schedule of Unaudited Pro-forma Results of Operation (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Acquisition Pro Forma Results [Abstract]
Total revenues	$ 988,858
Net loss attributable to La Quinta Holdings’ stockholders	$ (333,698)
Basic and diluted loss per share | $ / shares	$ (2.65)